LONG-TERM DEBT - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gross, long-term debt	$ 247,204
Less: Debt issuance costs, net	(1,600)	$ (2,400)
Total Long-term debt	(243,637)	(242,656)
Revolving Credit Facility
Debt Instrument [Line Items]
Gross, long-term debt	0	0
Less: Debt issuance costs, net	(400)
Less: Debt issuance costs, net	441	0
Total Long-term debt	(441)	0
Senior secured term loans
Debt Instrument [Line Items]
Gross, long-term debt	247,204	247,204
Less: Debt issuance costs, net	(1,632)	(2,389)
Less: Unamortized discount, net	(1,494)	(2,159)
Total Long-term debt	$ (244,078)	$ (242,656)